Significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Significant Accounting Policies
Schedule of intangible asset over useful economic lives

Amortization is calculated on a straight-line basis to write down the assets over their useful economic lives at the following rates:

●	Development expenditure - 5 to 10 years
●	Customer relationships – 5 to 10 years
●	Trade names – 15 to 25 years
●	Favorable supply contracts – 15 years
●	Other – 5 years

Amortization is calculated on a straight-line basis to write down the assets over their useful economic lives at the following rates:

●	Development expenditure - 5 to 10 years
●	Customer relationships – 5 to 10 years
●	Trade names – 15 to 25 years
●	Favorable supply contracts – 15 years
●	Other – 5 years

Schedule of estimated useful life of property plant and equipment

Depreciation is calculated on a straight-line basis so as to write down the assets to their estimated residual value over their useful economic lives at the following rates:

●	Computer equipment - 3 years
●	Fixtures and fittings - 3 to 20 years
●	Motor vehicles - 5 years
●	Plant and equipment – 3.5 to 10 years
●	Right-of-use assets – remaining term of lease

Depreciation is calculated on a straight-line basis so as to write down the assets to their estimated residual value over their useful economic lives at the following rates:

●	Computer equipment - 3 years
●	Fixtures and fittings - 3 to 20 years
●	Motor vehicles - 5 years
●	Plant and equipment – 3.5 to 10 years
●	Right-of-use assets – remaining term of lease